As filed with the Securities and Exchange Commission on August 17, 2015

Securities Act File No. 333-191185

Investment Company Act File No. 811-22889

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 8	☐

(Check appropriate box or boxes.)

GOTTEX TRUST

(Exact name of Registrant as Specified in Charter)

One Boston Place

201 Washington St., Suite 2600

Boston, MA  02109

(Address of Principal Executive Office)

(617) 532-0200

(Registrant's Telephone Number, including Area Code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

One Boston Place

201 Washington St., Suite 2600

Boston, MA  02109

(Name and address of agent for Service)

Copies of Communications to:

Matthew R. DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, State of Massachusetts, on the 17th day of August, 2015.

GOTTEX TRUST

By: /s/ William H. Woolverton

Name: William H. Woolverton

Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
/s/ Kevin Maloney Kevin Maloney	Trustee	August 17, 2015

/s/ Bruce M. Dresner* Bruce M. Dresner	Trustee	August 17, 2015

/s/ Jeanne L. Mockard* Jeanne L. Mockard	Trustee	August 17, 2015

/s/ Jonas B. Siegel* Jonas B. Siegel	Trustee	August 17, 2015

/s/ Wade C. Boylan Wade C. Boylan	Treasurer, Principal Financial Officer and Principal Accounting Officer	August 17, 2015

*By:	/s/ William H. Woolverton
William H. Woolverton, Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

EXHIBITS LIST

Exhibit Name	Exhibit Number

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE